Note 29 Treasury Stock (Details)	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Bottom of range [member]
Treasury stock [Line Items]
Percentage treasury stock	0.078%	0.108%	0.008%
Top of range [member]
Treasury stock [Line Items]
Percentage treasury stock	7.492%	1.922%	0.464%
Closing range [Member]
Treasury stock [Line Items]
Percentage treasury stock	0.094%	1.914%	0.215%